Investment Securities - Other-Than-Temporary Impairment Losses Recognized in Earnings by Year of Vintage (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other-than-temporary impairment losses recognized in earnings by year of vintage	$ 722	$ 759	$ 801	$ 934	$ 1,002	$ 1,778	$ 2,391	$ 2,197
Non-agency CMOs | Prior to 2005
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other-than-temporary impairment losses recognized in earnings by year of vintage	7		7
Non-agency CMOs | 2005
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other-than-temporary impairment losses recognized in earnings by year of vintage	220		258
Non-agency CMOs | 2006
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other-than-temporary impairment losses recognized in earnings by year of vintage
Non-agency CMOs | 2007
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other-than-temporary impairment losses recognized in earnings by year of vintage	$ 495		$ 536